Loans, Impaired Loans, and Allowance for Credit Losses (Narrative) (Details) $ in Millions, $ in Millions	3 Months Ended
	Apr. 30, 2025 USD ($)	Jan. 31, 2025 CAD ($)	Oct. 31, 2024 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Foreclosed assets held for sale		$ 174	$ 126
Residential mortgages [Member] | United States [member] | Sale of loans [member]
Disclosure of detailed information about financial instruments [line items]
Agreement to sell loans	$ 9,000
Gain (loss) on sale of loans	$ 600